U. S. GOVERNMENT SECURITIES - 10K	12 Months Ended
Jan. 31, 2017
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 - U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2017 and 2016 are classified as held-to-maturity and mature as follows:

	2017		2016
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$456,058	$455,050	$5,740,659	$5,731,091

Due after one year	—	—	456,058	455,682

	$456,058	$455,050	$6,196,717	$6,186,773

The fair value of U.S. government securities have been valued using level 1 inputs.